SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed by and to them

		Value of transactions for the year ended
Party	Transaction type	06/30/2025	06/30/2024	06/30/2023
Joint ventures and associates	Sales and services	4,874,027	32,036,547	27,945,312
Joint ventures and associates	Purchases of goods and services	(24,076,814)	(61,946,096)	(60,847,857)
Key management personnel	Salaries, social security benefits and other benefits	(2,656,077)	(10,209,376)	(5,002,881)
Key management personnel	Sales and services	367,928	—	—
Key management personnel	Purchases of goods and services	(3,079,070)	—	—
Shareholders and other related parties	Sales of goods and services	3,714,441	2,911,723	6,381,641
Shareholders and other related parties	Purchases of goods and services	(3,517,528)	(1,998,349)	(2,249,940)
Shareholders and other related parties	In-kind contributions	4,343,549	2,409,244	1,163,384
Shareholders and other related parties	Interest expenses	—	—	5,753
Parent company and related parties to Parent	Interest expenses	—	(45,852)	(462,575)
Total		(20,029,544)	(36,842,159)	(33,067,163)

		Amounts receivable from related parties
Party	Transaction type	06/30/2025	06/30/2024
Shareholders and other related parties	Trade debtors	249,701	141,224
Shareholders and other related parties	Other receivables	2,775,092	—
Joint ventures and associates	Trade debtors	413,689	782,142
Joint ventures and associates	Other receivables	19,147,793	15,702,992
Total		22,586,275	16,626,358

		Amounts payable to related parties
Party	Transaction type	06/30/2025	06/30/2024
Shareholders and other related parties	Trade creditors	(878,874)	(729,171)
Key management personnel	Salaries, social security benefits and other benefits	(65,882)	(148,466)
Shareholders and other related parties	Trade and other payables	(286,172)	(37,985)
Joint ventures and associates	Trade creditors	(47,321,832)	(52,888,732)
Other related parties	Secured notes	(102,270,445)	—
Total		(150,823,205)	(53,804,354)